Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	330,739.7	329,295.9
Forfeited	652.5	728.0
Acquired.	(8,154.9)	(3,357.3)
Acquired	(1,483.0)	(2,798.9)
Released (in shares)	3,527.2	8,328.0
Outstanding at end of period (in shares)	323,976.5	330,739.7
Series D Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	82,169.9	81,873.7
Forfeited	195.2	217.8
Acquired.	(2,439.5)	(1,004.3)
Acquired	(443.6)	(837.3)
Released (in shares)	1,003.1	2,355.6
Outstanding at end of period (in shares)	80,094.7	82,169.9
Series L Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	82,169.9	81,873.7
Forfeited	195.2	217.8
Acquired.	(2,439.5)	(1,004.3)
Acquired	(443.6)	(837.3)
Released (in shares)	1,003.1	2,355.6
Outstanding at end of period (in shares)	80,094.7	82,169.9
Series Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	114,750.2	114,085.0
Forfeited	139.4	155.5
Acquired.	(1,742.5)	(717.4)
Acquired	(316.9)	(598.0)
Released (in shares)	890.3	2,136.1
Outstanding at end of period (in shares)	113,441.7	114,750.2
Series B Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	51,649.7	51,463.5
Forfeited	122.7	136.9
Acquired.	(1,533.4)	(631.3)
Acquired	(278.9)	(526.3)
Released (in shares)	630.7	1,480.7
Outstanding at end of period (in shares)	50,345.4	51,649.7
Ordinary Participation Certificates [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,347.7	2,339.2
Forfeited	5.6	6.2
Acquired.	(69.7)	(28.7)
Acquired	(12.7)	(23.9)
Released (in shares)	28.7	67.3
Outstanding at end of period (in shares)	2,288.4	2,347.7